RETIREMENT BENEFITS - Net (Benefit) Expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Defined Benefit Plan Disclosure
Percentage of the significant plans over global pension and postretirement liabilities, which utilize quarterly measurement policy	90.00%
Pension Plans
Amounts that will be amortized from accumulated other comprehensive income (loss) into net expense in next fiscal year
Future amortization of gain (loss)	$ 226
Future amortization of prior service cost (credit)	1
U.S. Pension Plans
Defined Benefit Plan, Net Periodic Benefit Cost
Expected return on plan assets	(893)	$ (878)	$ (863)
Amortization of unrecognized
Total net (benefit) expense	(143)	(184)	(173)
U.S. Pension Plans | Effect of change in the measurement policy from annually to quarterly
Amortization of unrecognized
Total net (benefit) expense	0	0	(23)
U.S. Qualified Pension Plan
Defined Benefit Plan, Net Periodic Benefit Cost
Benefits earned during the year	4	6	8
Interest cost on benefit obligation	553	541	538
Expected return on plan assets	(893)	(878)	(863)
Amortization of unrecognized
Prior service (benefit) cost	(3)	(3)	(4)
Net actuarial loss	139	105	104
Curtailment loss (gain)	14	0	21
Settlement loss (gain)	0	0	0
Special termination benefits	0	0	0
Total net (benefit) expense	(186)	(229)
U.S. Qualified Pension Plan | Before adjustment due to change in accounting policy
Amortization of unrecognized
Total net (benefit) expense			(196)
U.S. Nonqualified Pension Plan | Before adjustment due to change in accounting policy
Amortization of unrecognized
Total net (benefit) expense	43	45	46
Non-U.S. Pension Plans
Defined Benefit Plan, Net Periodic Benefit Cost
Expected return on plan assets	(323)	(384)	(396)
Amortization of unrecognized
Total net (benefit) expense	281	324	322
Non-U.S. Pension Plans | Effect of change in the measurement policy from annually to quarterly
Amortization of unrecognized
Total net (benefit) expense	0	0	0
Non-U.S. Qualified Pension Plan
Defined Benefit Plan, Net Periodic Benefit Cost
Benefits earned during the year	168	178	210
Interest cost on benefit obligation	317	376	384
Expected return on plan assets	(323)	(384)	(396)
Amortization of unrecognized
Prior service (benefit) cost	2	1	4
Net actuarial loss	73	77	95
Curtailment loss (gain)	0	14	4
Settlement loss (gain)	44	53	13
Special termination benefits	0	9	8
Total net (benefit) expense	281	324
Non-U.S. Qualified Pension Plan | Before adjustment due to change in accounting policy
Amortization of unrecognized
Total net (benefit) expense			322
Non-U.S. Nonqualified Pension Plan | Before adjustment due to change in accounting policy
Amortization of unrecognized
Total net (benefit) expense	0	0	0
Postretirement Benefit Plans
Amounts that will be amortized from accumulated other comprehensive income (loss) into net expense in next fiscal year
Future amortization of gain (loss)	35
Future amortization of prior service cost (credit)	(11)
U.S. Postretirement Benefit Plans
Amortization of unrecognized
Total net (benefit) expense	30	32	30
U.S. Postretirement Benefit Plans | Effect of change in the measurement policy from annually to quarterly
Amortization of unrecognized
Total net (benefit) expense	0	0	0
U.S. Qualified Postretirement Benefit Plan
Defined Benefit Plan, Net Periodic Benefit Cost
Benefits earned during the year	0	0	0
Interest cost on benefit obligation	33	33	33
Expected return on plan assets	(3)	(1)	(2)
Amortization of unrecognized
Prior service (benefit) cost	0	0	(1)
Net actuarial loss	0	0	0
Curtailment loss (gain)	0	0	0
Settlement loss (gain)	0	0	0
Special termination benefits	0	0	0
Total net (benefit) expense	30	32
U.S. Qualified Postretirement Benefit Plan | Before adjustment due to change in accounting policy
Amortization of unrecognized
Total net (benefit) expense			30
U.S. Nonqualified Postretirement Benefit Plan | Before adjustment due to change in accounting policy
Amortization of unrecognized
Total net (benefit) expense	0	0	0
Non-U.S. Postretirement Benefit Plans
Amortization of unrecognized
Total net (benefit) expense	46	41	103
Non-U.S. Postretirement Benefit Plans | Effect of change in the measurement policy from annually to quarterly
Amortization of unrecognized
Total net (benefit) expense	0	0	3
Non-U.S. Qualified Postretirement Benefit Plan
Defined Benefit Plan, Net Periodic Benefit Cost
Benefits earned during the year	12	15	43
Interest cost on benefit obligation	108	120	146
Expected return on plan assets	(105)	(121)	(133)
Amortization of unrecognized
Prior service (benefit) cost	(11)	(12)	0
Net actuarial loss	43	39	45
Curtailment loss (gain)	(1)	0	0
Settlement loss (gain)	0	0	(1)
Special termination benefits	0	0	0
Total net (benefit) expense	46	41
Non-U.S. Qualified Postretirement Benefit Plan | Before adjustment due to change in accounting policy
Amortization of unrecognized
Total net (benefit) expense			100
Non-U.S. Nonqualified Postretirement Benefit Plan | Before adjustment due to change in accounting policy
Amortization of unrecognized
Total net (benefit) expense	$ 0	$ 0	$ 0